Consolidated Statements of Operations and Comprehensive Income - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating revenues
Revenues from alternative revenue programs		$ 171	$ 6	$ (155)
Total operating revenues		17,938	16,663	16,725
Operating expenses
Purchased power and/or fuel from affiliates		1,178	1,209	1,171
Operating and maintenance		4,547	4,641	4,324
Depreciation and Amortization		3,033	2,891	2,717
Taxes other than income		1,291	1,232	1,213
Total operating expenses		15,256	14,485	14,073
Gain on sales of assets and businesses		0	13	4
Operating income (loss)		2,682	2,191	2,656
Other income and (deductions)
Interest Expense, net		(1,264)	(1,282)	(1,197)
Interest expense to affiliates		(25)	(25)	(25)
Other, net		261	208	204
Total other income and (deductions)		(1,028)	(1,099)	(1,018)
Income (loss) before income taxes		1,654	1,092	1,638
Income taxes		38	(7)	153
Equity in losses of unconsolidated affiliates		0	0	1
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest		1,616	1,099	1,486
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest		213	855	1,542
Net income (loss)		1,829	1,954	3,028
Net income (loss) attributable to noncontrolling interests		123	(9)	92
Net income (loss) attributable to common shareholders		1,706	1,963	2,936
Net Income (Loss) from Continuing Operations Available to Common Shareholders, Basic		1,616	1,099	1,486
Net Income (Loss) from Discontinued Operations Available to Common Shareholders, Basic		90	864	1,450
Other comprehensive income (loss), net of income taxes
Prior service benefit reclassified to periodic benefit cost		(4)	(40)	(65)
Actuarial loss reclassified to periodic cost		223	190	149
Pension and non-pension postretirement benefit plan valuation adjustment		432	(357)	(289)
Unrealized (loss) gain on cash flow hedges		(1)	(3)	0
Unrealized gain (loss) on investments in unconsolidated affiliates		0	0	1
Unrealized (loss) gain on foreign currency translation		0	4	6
Other comprehensive income (loss)		650	(206)	(198)
Comprehensive income (loss)		2,479	1,748	2,830
Comprehensive income attributable to noncontrolling interests		123	(9)	93
Comprehensive income (loss) attributable to common shareholders		$ 2,356	$ 1,757	$ 2,737
Average shares of common stock outstanding:
Basic Average Number of Shares Outstanding		979	976	973
Assumed Exercise and/or Distributions of Stock-Based Awards		1	1	1
Diluted Average Number of Shares Outstanding	[1]	980	977	974
Income (Loss) from Continuing Operations, Per Basic Share		$ 1.65	$ 1.13	$ 1.53
Income (Loss) from Continuing Operations, Per Diluted Share		1.65	1.13	1.52
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Basic Share		0.09	0.88	1.49
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Diluted Share		$ 0.09	$ 0.88	$ 1.49
Earnings per average common share from discontinued operations
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		0	0	0
Commonwealth Edison Co [Member]
Operating revenues
Revenues from alternative revenue programs		$ 42	$ (47)	$ (133)
Operating revenues from affiliates		41	37	30
Total operating revenues		6,406	5,904	5,747
Operating expenses
Purchased power and/or fuel from affiliates		383	345	376
Operating and maintenance		1,048	1,231	1,041
Operating and maintenance from affiliates		307	289	264
Depreciation and Amortization		1,205	1,133	1,033
Taxes other than income		320	299	301
Total operating expenses		5,151	4,950	4,580
Gain on sales of assets and businesses		0	0	4
Operating income (loss)		1,255	954	1,171
Other income and (deductions)
Interest Expense, net		(376)	(369)	(346)
Interest expense to affiliates		(13)	(13)	(13)
Other, net		48	43	39
Total other income and (deductions)		(341)	(339)	(320)
Income (loss) before income taxes		914	615	851
Income taxes		172	177	163
Net income (loss)		742	438	688
Other comprehensive income (loss), net of income taxes
Comprehensive income (loss)		742	438	688
PECO Energy Co [Member]
Operating revenues
Revenues from alternative revenue programs		26	16	(21)
Operating revenues from affiliates		21	9	6
Total operating revenues		3,198	3,058	3,100
Operating expenses
Purchased power and/or fuel from affiliates		194	188	157
Operating and maintenance		757	816	707
Operating and maintenance from affiliates		177	159	154
Depreciation and Amortization		348	347	333
Taxes other than income		184	172	165
Total operating expenses		2,547	2,512	2,388
Gain on sales of assets and businesses		0	0	1
Operating income (loss)		651	546	713
Other income and (deductions)
Interest Expense, net		(149)	(136)	(124)
Interest expense to affiliates		(12)	(11)	(12)
Other, net		26	18	16
Total other income and (deductions)		(135)	(129)	(120)
Income (loss) before income taxes		516	417	593
Income taxes		12	(30)	65
Net income (loss)		504	447	528
Other comprehensive income (loss), net of income taxes
Comprehensive income (loss)		504	447	528
Baltimore Gas and Electric Company [Member]
Operating revenues
Revenues from alternative revenue programs		12	16	12
Operating revenues from affiliates		31	20	26
Total operating revenues		3,341	3,098	3,106
Operating expenses
Purchased power and/or fuel from affiliates		233	311	286
Operating and maintenance		618	617	600
Operating and maintenance from affiliates		193	172	160
Depreciation and Amortization		591	550	502
Taxes other than income		283	268	260
Total operating expenses		2,860	2,598	2,574
Operating income (loss)		481	500	532
Other income and (deductions)
Interest Expense, net		(138)	(133)	(121)
Other, net		30	23	28
Total other income and (deductions)		(108)	(110)	(93)
Income (loss) before income taxes		373	390	439
Income taxes		(35)	41	79
Net income (loss)		408	349	360
Other comprehensive income (loss), net of income taxes
Comprehensive income (loss)		408	349	360
Pepco Holdings LLC [Member]
Operating revenues
Revenues from alternative revenue programs		91	21	(14)
Operating revenues from affiliates		13	17	14
Total operating revenues		5,041	4,663	4,806
Operating expenses
Purchased power and/or fuel from affiliates		367	366	352
Operating and maintenance		925	940	939
Operating and maintenance from affiliates		179	159	143
Depreciation and Amortization		821	782	754
Taxes other than income		458	450	450
Total operating expenses		4,240	4,045	4,084
Gain on sales of assets and businesses		0	11	0
Operating income (loss)		801	629	722
Other income and (deductions)
Interest Expense, net		(267)	(268)	(263)
Other, net		69	57	55
Total other income and (deductions)		(198)	(211)	(208)
Income (loss) before income taxes		603	418	514
Income taxes		42	(77)	38
Equity in losses of unconsolidated affiliates		0	0	1
Net income (loss)		561	495	477
Other comprehensive income (loss), net of income taxes
Comprehensive income (loss) attributable to common shareholders		561	495	477
Potomac Electric Power Company [Member]
Operating revenues
Revenues from alternative revenue programs		53	40	(3)
Operating revenues from affiliates		5	7	5
Total operating revenues		2,274	2,149	2,260
Operating expenses
Purchased power and/or fuel from affiliates		271	278	264
Operating and maintenance		258	248	273
Operating and maintenance from affiliates		213	205	209
Depreciation and Amortization		403	377	374
Taxes other than income		373	367	378
Total operating expenses		1,871	1,799	1,899
Gain on sales of assets and businesses		0	9	0
Operating income (loss)		403	359	361
Other income and (deductions)
Interest Expense, net		(140)	(138)	(133)
Other, net		48	38	31
Total other income and (deductions)		(92)	(100)	(102)
Income (loss) before income taxes		311	259	259
Income taxes		15	(7)	16
Net income (loss)		296	266	243
Other comprehensive income (loss), net of income taxes
Comprehensive income (loss)		296	266	243
Delmarva Power & Light Company [Member]
Operating revenues
Revenues from alternative revenue programs		14	(7)	(11)
Operating revenues from affiliates		7	9	7
Total operating revenues		1,380	1,271	1,306
Operating expenses
Purchased power and/or fuel from affiliates		79	75	70
Operating and maintenance		183	208	171
Operating and maintenance from affiliates		162	153	152
Depreciation and Amortization		210	191	184
Taxes other than income		67	65	56
Total operating expenses		1,161	1,120	1,089
Operating income (loss)		219	151	217
Other income and (deductions)
Interest Expense, net		(61)	(61)	(61)
Other, net		12	10	13
Total other income and (deductions)		(49)	(51)	(48)
Income (loss) before income taxes		170	100	169
Income taxes		42	(25)	22
Net income (loss)		128	125	147
Other comprehensive income (loss), net of income taxes
Comprehensive income (loss)		128	125	147
Atlantic City Electric Company [Member]
Operating revenues
Revenues from alternative revenue programs		24	(12)	0
Operating revenues from affiliates		2	4	3
Total operating revenues		1,388	1,245	1,240
Operating expenses
Purchased power and/or fuel from affiliates		17	13	19
Operating and maintenance		179	192	187
Operating and maintenance from affiliates		141	134	133
Depreciation and Amortization		179	180	157
Taxes other than income		8	8	4
Total operating expenses		1,201	1,123	1,089
Gain on sales of assets and businesses		0	2	0
Operating income (loss)		187	124	151
Other income and (deductions)
Interest Expense, net		(58)	(59)	(58)
Other, net		4	6	6
Total other income and (deductions)		(54)	(53)	(52)
Income (loss) before income taxes		133	71	99
Income taxes		(13)	(41)	0
Net income (loss)		146	112	99
Other comprehensive income (loss), net of income taxes
Comprehensive income (loss)		146	112	99
Generation commodities and services [Member]
Operating revenues
Revenue from Contract with Customer, Including Assessed Tax		17,767	16,657	16,880
Operating expenses
Purchased power and/or fuel		5,207	4,512	4,648
Electricity, US Regulated [Member] | Commonwealth Edison Co [Member]
Operating revenues
Revenue from Contract with Customer, Including Assessed Tax		6,323	5,914	5,850
Operating expenses
Purchased power and/or fuel		1,888	1,653	1,565
Electricity, US Regulated [Member] | PECO Energy Co [Member]
Operating revenues
Revenue from Contract with Customer, Including Assessed Tax		2,613	2,519	2,505
Operating expenses
Purchased power and/or fuel		699	645	610
Electricity, US Regulated [Member] | Baltimore Gas and Electric Company [Member]
Operating revenues
Revenue from Contract with Customer, Including Assessed Tax		2,497	2,323	2,368
Operating expenses
Purchased power and/or fuel		699	509	585
Electricity, US Regulated [Member] | Pepco Holdings LLC [Member]
Operating revenues
Revenue from Contract with Customer, Including Assessed Tax		4,769	4,463	4,639
Operating expenses
Purchased power and/or fuel		1,417	1,279	1,371
Electricity, US Regulated [Member] | Potomac Electric Power Company [Member]
Operating revenues
Revenue from Contract with Customer, Including Assessed Tax		2,216	2,102	2,258
Operating expenses
Purchased power and/or fuel		353	324	401
Electricity, US Regulated [Member] | Delmarva Power & Light Company [Member]
Operating revenues
Revenue from Contract with Customer, Including Assessed Tax		1,191	1,107	1,143
Operating expenses
Purchased power and/or fuel		387	359	381
Electricity, US Regulated [Member] | Atlantic City Electric Company [Member]
Operating revenues
Revenue from Contract with Customer, Including Assessed Tax		1,362	1,253	1,237
Operating expenses
Purchased power and/or fuel		677	596	589
Natural Gas, US Regulated [Member] | PECO Energy Co [Member]
Operating revenues
Revenue from Contract with Customer, Including Assessed Tax		538	514	610
Operating expenses
Purchased power and/or fuel		188	185	262
Natural Gas, US Regulated [Member] | Baltimore Gas and Electric Company [Member]
Operating revenues
Revenue from Contract with Customer, Including Assessed Tax		801	739	700
Operating expenses
Purchased power and/or fuel		243	171	181
Natural Gas, US Regulated [Member] | Pepco Holdings LLC [Member]
Operating revenues
Revenue from Contract with Customer, Including Assessed Tax		168	162	167
Operating expenses
Purchased power and/or fuel		73	69	75
Natural Gas, US Regulated [Member] | Delmarva Power & Light Company [Member]
Operating revenues
Revenue from Contract with Customer, Including Assessed Tax		168	162	167
Operating expenses
Purchased power and/or fuel		$ 73	$ 69	$ 75

[1]	The number of stock options not included in the calculation of diluted common shares outstanding due to their antidilutive effect was zero for the year ended December 31, 2021 and less than 1 million for the years ended December 31, 2020 and 2019